Stock option liabilities (Q2) (Details)	Jan. 31, 2025 shares	Nov. 06, 2024 shares	Oct. 31, 2024 shares	Oct. 08, 2024	Aug. 01, 2024 USD ($)	Jul. 31, 2024 shares
Impact of listing on NASDAQ [Abstract]
Stock options outstanding (in shares)	586,494		627,786			627,786
Dividend Yield [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0			0		0
Expected Volatility [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.99			0.925		1.05
Risk-free Interest Rate [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.0274			0.0453		0.0349
Stock Option Liabilities [Member]
Impact of listing on NASDAQ [Abstract]
Stock options outstanding (in shares)		627,786
Measurement input	5.59	5.96
Stock Option Liabilities [Member] | Level 2 [Member]
Impact of listing on NASDAQ [Abstract]
Fair value of options liability | $					$ 1,381,715
Stock Option Liabilities [Member] | Dividend Yield [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0	0
Stock Option Liabilities [Member] | Expected Volatility [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.98	0.97
Stock Option Liabilities [Member] | Risk-free Interest Rate [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.0286	0.0312